Advances for Vessels	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Advances For Assets Acquisitions And Assets Under Construction

5. Advances for Vessels

Advances for vessels are comprised of the following:
Balance, January 1, 2016	$68,356
Advances paid, including capitalized expenses and interest	61,857
Impairment loss	(17,163)
Transferred to vessel cost (refer to Note 4)	(100,043)
Balance, December 31, 2016	$13,007
Advances paid, including capitalized expenses and interest	58,150
Transferred to vessel cost (refer to Note 4)	(67,504)
Balance, December 31, 2017	$3,653

Advances paid for vessels represent advances paid for vessels acquisitions, vessels under construction and vessel improvements and comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During 2016 and 2017 such payments were made for the following vessels:

  During the year ended December 31, 2016: Troodos Sun (Hull No. 1686), Troodos Air (Hull No. 1685), Kypros Spirit (Hull No. 828), Pedhoulas Rose (Hull No. 1146), Hull No. 835, Hull No. 1551 and Hull No. 1552.

  During the year ended December 31, 2017: Pedhoulas Rose (Hull No. 1146), Hull No. 1551, Hull No. 1552, Agios Spyridonas. Maria, Vassos, Eleni, Koulitsa, Zoe, and Pedhoulas Commander.

  Impairment loss during the year ended December 31, 2016 relates to the advances paid in relation to newbuild contracts of Hull No. 835 and Hull No. 1551, for which the respective novation and sale agreements were executed during the year ended December 31, 2016 (refer to Note 3).